Project debt, Variations of project debt (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements		$ 339,000	$ 296,000
Total Project Debt [Abstract]
Beginning balance		5,091,114	5,475,208
Increases		333,226	393,007
Decreases		(535,418)	(620,767)
Debt refinancing IFRS 9 impact	$ (36,600)
Changes in the scope of the consolidated financial statements			81,362
Currency translation differences		(36,574)	(162,455)
Reclassifications		0	0
Ending balance		4,852,348	5,091,114	$ 5,475,208
Main variations [Abstract]
Repayment of debt		603,070	385,964	613,242
IFRS 9 Adjustment [Member]
Total Project Debt [Abstract]
First time application of IFRS 9 effective January 1, 2018			(39,599)
Debt refinancing IFRS 9 impact			(36,642)
Project Debt - Long-term [member]
Total Project Debt [Abstract]
Beginning balance		4,826,659	5,228,917
Increases		53,222	105,466
Decreases		(19,272)	(98,450)
Changes in the scope of the consolidated financial statements			79,016
Currency translation differences		(33,718)	(150,019)
Reclassifications		(756,981)	(262,030)
Ending balance		4,069,909	4,826,659	5,228,917
Project Debt - Long-term [member] | IFRS 9 Adjustment [Member]
Total Project Debt [Abstract]
First time application of IFRS 9 effective January 1, 2018			(39,599)
Debt refinancing IFRS 9 impact			(36,642)
Project Debt - Short-term [Member]
Total Project Debt [Abstract]
Beginning balance		264,455	246,291
Increases		280,005	288,541
Decreases		(516,147)	(522,317)
Changes in the scope of the consolidated financial statements			2,346
Currency translation differences		(2,855)	(12,436)
Reclassifications		756,981	262,030
Ending balance		782,439	264,455	$ 246,291
Project Debt - Short-term [Member] | IFRS 9 Adjustment [Member]
Total Project Debt [Abstract]
First time application of IFRS 9 effective January 1, 2018			0
Debt refinancing IFRS 9 impact			0
Solana [Member]
Main variations [Abstract]
Repayment of debt		$ 22,200	$ 61,500